7777 Glades Road Suite 300 Boca Raton, Florida 33434 Telephone: 561.483.7000 Facsimile: 561.483.7321 www.broadandcassel.com nina s. gordon, p.a. Direct Line: (561) 218-8856 Direct Facsimile: (561) 218-8978 Email: ngordon@broadandcassel.com

May 11, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	FreeSeas Inc. Registration Statement on Form F-1

Ladies and Gentlemen:

     On behalf of FreeSeas Inc. (the “Company”), we respectfully submit this Registration Statement on Form F-1 that sets forth the Joint Proxy Statement/Prospectus describing the proposed merger of Trinity Partners Acquisition Company Inc. (“Trinity”) with and into the Company (the “Merger”) pursuant to the Agreement and Plan of Merger dated as of March 24, 2005 among the Company, Trinity and the shareholders of the Company (the “Merger Agreement”). Because of certain resale registrations described below and based on conversations with the staff of the Office of International Corporate Finance, we have filed using Form F-1 rather than Form F-4.

     In connection with the Merger, the Company is registering the following:

•	The issuance of 1,782,600 shares of its Common Stock and 3,657,500 Class W and Class Z Warrants to the holders of Trinity’s Common Stock, Class W Warrants and Class Z Warrants, respectively, on a one-for-one basis upon consummation of the Merger;

•	The issuance of 3,657,500 shares of its Common Stock issuable upon exercise of the Class W Warrants and Class Z Warrants;

•	the Underwriter’s Unit Purchase Option originally issued to the underwriter in Trinity’s initial public offering, the obligations under which are being assumed by the Company;

•	the issuance of the various securities issuable upon exercise of the Underwriter’s Unit Purchase Option; and

•	the resale by certain affiliates of Trinity of the Common Stock issued to them in the Merger or issuable upon exercise of Class W or Class Z Warrants issued to them in the Merger.

     In addition, the Company is registering the resale of the outstanding Common Stock now held by its current shareholders, the Common Stock issuable upon the exercise of outstanding options granted to the Company’s current executive officers, and the Common Stock issuable upon the exercise of the outstanding warrants granted to the Company’s shareholders.

Boca Raton · Ft. Lauderdale · Miami · Orlando · Tallahassee · Tampa · West Palm Beach

U.S. Securities and Exchange Commission
May 11, 2005

     The Company understands that it will be obligated to keep the Registration Statement current as it relates to the right of Trinity’s affiliates and the Company’s shareholders to use the form of prospectus set forth therein in connection with any resales of the Common Stock held by them.

     Please call me at my direct telephone number above or Jeff Robinson at (305) 373-9414 if you have any questions about this filing.

Very truly yours, BROAD AND CASSEL
/s/ Nina S. Gordon
Nina S. Gordon, P.A.